FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 20 - FINANCIAL INSTRUMENTS
20.1 Financial assets and liabilities by categories

		At December 31,
		2021				2020
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Cash and cash equivalents	12	147	—	—	147	439	—	—	439
Trade receivables	13	—	—	603	603	—	—	341	341
Other financial assets		—	70	—	70	3	40	14	57
Total		147	70	603	820	442	40	355	837

		At December 31,
		2021				2020
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Trade payables and fixed asset payables	18	1,087	—	—	1,087	653	—	—	653
Borrowings	19	2,129	—	—	2,129	2,391	—	—	2,391
Other financial liabilities		—	26	5	31	—	85	2	87
Total		3,216	26	5	3,247	3,044	85	2	3,131
20.2 Fair values
The carrying value of the Group’s borrowings at maturity is the redemption value.
The fair value of Constellium SE Senior Notes issued in November 2017, June 2020, February 2021 and June 2021 account for 101%, 105%, 99% and 100% respectively of the nominal value and amount to €674 million, €302 million, €434 million and €299 million, respectively, at December 31, 2021.
All derivatives are presented at fair value in the Consolidated Statement of Financial Position. The fair values of the trade receivables, other financial assets and liabilities approximate their carrying values, as a result of their liquidity or short maturity.

	At December 31,
	2021			2020
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Aluminium and premium derivatives	9	38	47	1	18	19
Energy derivatives	1	1	2	—	—	—
Other commodity derivatives	—	4	4	1	1	2
Currency commercial derivatives	2	14	16	16	17	33
Currency net debt derivatives	—	1	1	—	—	—
Margin calls	—	—	—	—	3	3
Other financial assets - derivatives	12	58	70	18	39	57

Aluminium and premium derivatives	—	14	14	3	6	9
Other commodity derivatives	—	—	—	—	1	1
Currency commercial derivatives	6	11	17	4	28	32
Currency net debt derivatives (A)	—	—	—	34	11	45
Other financial liabilities - derivatives	6	25	31	41	46	87
(A)For the year ended December 31, 2021, forward purchases of $565 million versus the Euro using cross currency basis swaps were not renewed when they reached their maturity or were bought out before their initial maturity in connection with the refinancing of the Senior Notes. This transaction generated a cash outflow of €32 million which is presented in Other financing activities within the Consolidated Statement of Cash Flows.
20.3 Valuation hierarchy
The following table provides an analysis of financial instruments measured at fair value, grouped into levels based on the degree to which the fair value is observable:
•Level 1 is based on a quoted price (unadjusted) in active markets for identical financial instruments. Level 1 includes aluminium, copper and zinc futures that are traded on the LME.
•Level 2 is based on inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. prices) or indirectly (i.e. derived from prices). Level 2 includes foreign exchange derivatives. The present value of future cash flows based on the forward or on the spot exchange rates at the balance sheet date is used to value foreign exchange derivatives.
•Level 3 is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs). Trade receivables are classified as a Level 3 measurement under the fair value hierarchy.

	At December 31,
	2021				2020
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	41	29	—	70	20	37	—	57
Other financial liabilities - derivatives	13	18	—	31	9	78	—	87
There was no material transfer of asset and liability categories into or out of Level 1, Level 2 or Level 3 during the years ended December 31, 2021 and 2020.